REGULATORY FRAMEWORK (Details Narrative) $ in Millions, $ in Millions	1 Months Ended									12 Months Ended
	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024 USD ($)	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jun. 30, 2024	Feb. 29, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2023	Dec. 31, 2022	Oct. 21, 2024 USD ($)	May 27, 2024 USD ($)	May 27, 2024 ARS ($)	Jan. 01, 2020
IfrsStatementLineItems [Line Items]
Received cash										$ 3.1
Fair value										4.8
Impairment in related receivables										$ 1.9
Remuneration spot market percentage			5.00%	6.00%	2.70%	5.00%	3.00%	25.00%	73.90%
Cash														$ 9.0	$ 57.8
Applicable tax rate										35.00%	35.00%	35.00%	35.00%
Long-term assets			$ 200.0							$ 200.0
Investments			$ 600.0							$ 600.0
Country Of Argentina [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate										35.00%	35.00%
Country Of Ecuador [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate										25.00%	25.00%
Surcharge rate										3.00%	3.00%
Percentage of withholdings on dividends																	10.00%
Country Of Bolivia [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate										25.00%	25.00%
Withholding income tax rate										12.50%	12.50%
Country Of Uruguay [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate										25.00%	25.00%
Country Of Chile [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate										27.00%	27.00%
Percentage of withholdings on dividends			35.00%							35.00%
ENARGAS [Member]
IfrsStatementLineItems [Line Items]
Transitional tariff	1.50%	2.50%	3.00%	3.50%	2.70%	1.00%	4.00%
ENRE [Member]
IfrsStatementLineItems [Line Items]
Remuneration percentage	4.00%	4.00%	5.00%	6.00%	2.70%	6.00%	6.00%
CAMMESA [Member]
IfrsStatementLineItems [Line Items]
Received bonds															82.6	$ 73,776
Cash																51,473
Received bonds															$ 53.5	$ 46,485
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Remuneration spot market percentage		4.00%
Remuneration spot market percentage	4.00%
Power Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Power capacity term										15 years	15 years
Gas Ar Plans [Member]
IfrsStatementLineItems [Line Items]
Received cash											$ 2,884
Bonds											4,534
Impairment in related receivables											$ 1,763
Reinsurance Plan [Member]
IfrsStatementLineItems [Line Items]
Production commitment										The awards granted to the Company and the executed contracts represented a production commitment of 15.7 million m3/day for the winter periods and 13.8 million m3/day for the summer periods 2023-2024, implying, compared to 2022, a 44% growth in winter production, the period with the largest gas supply needs in the country. As from 2025, the commitment under the Reinsurance Plan remains at 13.8 million m3/day.	The awards granted to the Company and the executed contracts represented a production commitment of 15.7 million m3/day for the winter periods and 13.8 million m3/day for the summer periods 2023-2024, implying, compared to 2022, a 44% growth in winter production, the period with the largest gas supply needs in the country. As from 2025, the commitment under the Reinsurance Plan remains at 13.8 million m3/day.